Derivative Liabilities (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
DerivativeLiabilitiesDetails1Abstract
Excess of fair value of liabilities over note payable	$ 2,685,091	$ 80,441	$ 0
Change in fair value	(1,485,720)		(59,798)
Total Derivative (Gain) Loss	$ 1,199,371	$ (193,155)	$ (59,798)